Business combinations - Provisional Fair Values of Assets and Liabilities Arising from Acquisitions (Details) - GBP (£) £ in Millions		Dec. 31, 2023		Dec. 31, 2022		Oct. 12, 2022	Dec. 31, 2021
Provisional fair values of assets and liabilities arising from acquisitions
- Intangible assets		£ 80		£ 2,101
- Property, plant and equipment		12		258
- Other non-current assets				190
Current assets		22		726
Current liabilities		(12)		(327)
Non-current liabilities		(14)		(1,911)
Net assets acquired		88		1,037
Contract costs		224	[1]	215	[1]		£ 75
Investments in associates	[1]	44		63
ROU assets		452	[1]	449	[1]		228
Provisions for liabilities and charges	[1]	357		381
Lease liabilities		445		460			£ 217
Loans		4,264		4,990
Long-term liabilities	[1]	71		90
Deferred tax liabilities	[1]	517		513
Accrued income		118		109
Accruals		322		341
Customer lists, intangible assets		69		778
Indefinite-lived brands of intangible assets		0		1,292
Other intangibles assets		11		31
ROU assets		1		195
Cash acquired		8		322
Inventory acquired		2		48
Trade and other receivables		12		357
Trade and other payables		(10)		(326)
Deferred tax relating to acquired intangibles		(12)		(447)
Debt		0		(749)
Lease liabilities		(1)		(207)
Termite damage claims provisions		0		(353)
Other provisions		£ (1)		(144)
Measurement period adjustments
Provisional fair values of assets and liabilities arising from acquisitions
Contract costs						£ 36
Investments in associates				10		11
ROU assets				(5)		(5)
Provisions for liabilities and charges						24
Lease liabilities				(7)		(8)
Loans						(11)
Long-term liabilities						11
Deferred tax liabilities				2		2
Accrued income				(2)		(3)
Accruals				4		£ 5
Terminix Global Holdings, Inc
Provisional fair values of assets and liabilities arising from acquisitions
- Intangible assets				2,027
- Property, plant and equipment				244
- Other non-current assets				190
Current assets				698
Current liabilities				(316)
Non-current liabilities				(1,893)
Net assets acquired				950
Cash acquired				313
Terminix Global Holdings, Inc | Measurement period adjustments
Provisional fair values of assets and liabilities arising from acquisitions
- Property, plant and equipment				(5)
- Other non-current assets				47
Current assets				(3)
Current liabilities				(5)
Non-current liabilities				(18)
Net assets acquired				16
Individually immaterial acquisitions
Provisional fair values of assets and liabilities arising from acquisitions
- Intangible assets				74
- Property, plant and equipment				14
Current assets				28
Current liabilities				(11)
Non-current liabilities				(18)
Net assets acquired				87
Cash acquired				£ 9

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).